Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Due from related parties non current fair value - determined through level 3 inputs	$ 922
Due from Related Parties, Noncurrent	$ 1,350	$ 1,350